FINANCIAL INCOME AND EXPENSES (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income
Interest income	$ 3,249,550	$ 1,046,580	$ 8,370,338
Guaranty restatement Ipiranga acquisition	27,219
Recovery PIS and COFINS credits	39,780,620
Other financial income	2,098,402	2,893,664	2,824,037
Total	45,155,791	3,940,244	11,194,375
Financial costs
Bond interest	38,153,036	38,547,682	42,178,816
Bank loan interest	1,337,670	1,828,588	5,553,485
Other financial costs	6,718,314	14,638,390	7,488,068
Total	$ 46,209,020	$ 55,014,660	$ 55,220,369